UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number         811-22517

                             ASGI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

C/O Alternative Strategies Group, Inc.
401 South Tryon Street
                         Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                        Boston, MA  02116
(Name and address of agent for service)

Registrant's telephone number, including area code:   (866) 440-7460

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

 ASGI Corbin Multi-Strategy Fund, LLC

Financial Statements for the
Six Months Ended September 30, 2011

ASGI Corbin Multi-Strategy Fund, LLC

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited)
As of September 30, 2011

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Investment Funds - 102.35%
Event Driven/Distressed - 34.41%	Anchorage Capital Partners LP	$1,630,326	$1,544,463
	Anchorage Short Credit Fund LP	493,034	591,858
	Archer Capital Fund LP	60,760	57,563
	Archer SPE I LLC	89,667	88,303
	Davidson Kempner Partners	1,210,350	1,209,573
	Drawbridge Special Opportunities Fund LP	1,648,509	1,748,532
	Garrison Special Opportunities Fund LP	1,479,489	1,411,392
	Halcyon Structured Opportunities Fund LP	39,724	47,036
	Jet Capital Concentrated Fund LP	1,547,383	1,610,900
	Perella Weinberg Partners Asset Based Value Fund LP	1,792,439	1,905,266
	Silver Lake Credit Fund LP	1,400,000	1,458,292
			11,673,178

Global Macro - 16.74%	Brevan Howard Asia Fund LP	1,107,807	1,181,113
	Brevan Howard LP	1,611,133	1,776,574
	COMAC Global Macro Fund LP	1,419,133	1,489,620
	Tyticus Overseas Partners II Ltd	91,513	98,291
	WCG Partners LP	1,091,131	1,131,242
			5,676,840

Long/Short Equity - 24.83%	683 Capital Partners LP	600,000	554,772
	Cadian Fund LP	1,200,000	1,238,470
	Expo Health Sciences Fund LP	1,300,000	1,145,297
	JHL Capital Group Fund LLC	900,000	717,405
	Marble Arch QP Partners LP	1,400,000	1,442,282
	Pelham Long/Short Fund LP	1,000,000	986,578
	SRS Partners US LP	1,500,000	1,507,526
	TPG-Axon Partners LP	110,840	110,488
	Wexford Spectrum Fund LP	800,000	718,524
			8,421,342

Relative Value - 26.37%	BlueCrest Capital LP	1,845,386	1,917,323
	CQS ABS Feeder Fund Ltd	1,148,674	1,201,962
	D. E. Shaw Composite Fund LLC	103,458	114,815
	D. E. Shaw Oculus Fund LLC	986,248	1,158,577
	Mariner-Tricadia Credit Strategies Fund LP	1,638,770	1,615,082
	Pine River Fixed Income Fund LP	1,200,000	1,175,107
	QVT Associates II Holdings Ltd	73,233	73,634
	QVT Associates II LP	344,517	348,174
	Saba Capital Partners LP	1,234,055	1,338,770
			8,943,444

See  accompanying notes to financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited) (continued)
As of September 30, 2011

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Purchased Options – 0.12%
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY, Strike @ 100, EXP 2/22/12	$1,846	$–
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY, Strike @ 100, EXP 2/28/13	2,428	7
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY, Strike @ 120, EXP 4/24/14	5,808	22
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX, Strike @ $1300, EXP 10/20/11	2,833	16,985
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX, Strike @ $1175, EXP 11/19/11	13,359	25,305
			42,319
Total Investments (Cost - $34,123,853*) - 102.47%			34,757,123
Other Liabilities in Excess of Other Assets - (2.47)%			(839,394)
Net Assets - 100.00%			$33,917,729

Percentages shown are stated as a percentage of net assets as of September 30, 2011. All investments in Investment Funds are non income producing.

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011 were as follows:

Aggregate cost	$34,123,853

Gross unrealized appreciation	$2,011,517
Gross unrealized depreciation	(1,378,247)
Net unrealized appreciation	$633,270

Investments by Strategy (as a percentage of total investments)
Investment Funds
Event Driven/Distressed	33.59%
Relative Value	25.73
Long/Short Equity	24.23
Global Macro	16.33
Total Investment Funds	99.88
Purchased Options	0.12
100.00%

See  accompanying notes to financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited) (continued)
As of September 30, 2011

Credit Default Swap Agreements Outstanding on September 30, 2011:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/ (Depreciation) Prior Period (USD)	Change in Unrealized Appreciation/ (Depreciation) Current Period (USD)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.12-V8	Buy	(5.00)	6/20/2014	$–	$–	$–	$(558)	$558
Morgan Stanley Capital Services Inc.	CMBX.NA.AM.1	Buy	(0.50)	10/12/2052	$–	–	–	(138)	138
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 10 Version 1	Buy	(2.20)	12/20/2013	€147,500	14,155	5,402	(5,518)	14,271
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 9 Version 1	Buy	(2.90)	6/20/2013	€92,000	4,845	752	(4,075)	8,168
						$19,000	$6,154	$(10,289)	$23,135

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/ (Depreciation) Prior Period (USD)	Change in Unrealized Appreciation/ (Depreciation) Current Period (USD)
Morgan Stanley Capital Services Inc.	BorgWarner Inc.	Buy	(1.00)	3/20/2015	$57,000	$437	$(816)	$40	$1,213
Morgan Stanley Capital Services Inc.	Caterpillar Financial Services Corporation	Buy	(2.73)	12/20/2013	$29,500	(1,365)	(1,835)	(2)	472
Morgan Stanley Capital Services Inc.	Credit Suisse (USA), Inc.	Buy	(0.33)	12/20/2014	$81,000	1,556	141	(228)	1,643
Morgan Stanley Capital Services Inc.	Federal Republic of Germany	Buy	(0.12)	9/20/2018	$114,000	7,779	4,324	(975)	4,430
Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	Buy	(1.00)	12/20/2015	$130,000	4,160	523	(241)	3,878
Morgan Stanley Capital Services Inc.	Kingdom of Spain	Buy	(0.40)	3/20/2018	$31,500	5,467	5,417	(2,346)	2,397
Morgan Stanley Capital Services Inc.	Kingdom of Sweeden	Buy	(0.69)	12/20/2015	$42,000	(245)	(606)	(235)	596
Morgan Stanley Capital Services Inc.	Lowe's Companies, Inc.	Buy	(1.25)	12/20/2013	$126,000	(2,509)	(3,403)	200	694
Morgan Stanley Capital Services Inc.	Masco Corp.	Buy	(1.00)	3/20/2015	$57,000	5,222	2,235	(415)	3,402
Morgan Stanley Capital Services Inc.	MBIA, Inc.	Buy	(4.80)	12/20/2012	$–	–	–	(463)	463
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	6/20/2014	$98,000	1,107	384	(776)	1,499
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	9/20/2014	$32,500	465	213	(260)	512
Morgan Stanley Capital Services Inc.	Nordstrom, Inc.	Buy	(1.00)	6/20/2014	$100,000	(626)	(1,065)	(426)	865
Morgan Stanley Capital Services Inc.	Portuguese Republic	Buy	(0.45)	3/20/2018	$–	–	–	269	(269
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$31,500	1,700	527	(917)	2,090
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$31,500	1,700	527	(917)	2,090
Morgan Stanley Capital Services Inc.	Republic of Italy	Buy	(0.48)	3/20/2018	$21,000	4,355	2,384	(1,538)	3,509
Morgan Stanley Capital Services Inc.	Quantas Airways Ltd	Buy	(1.00)	6/20/2015	$–	–	–	(111)	111
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$63,000	784	(474)	(634)	1,892
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$63,000	784	(474)	(634)	1,892
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.50)	12/20/2013	$21,000	(141)	(594)	29	424
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$50,000	539	(667)	(21)	1,227
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$50,000	539	(667)	(21)	1,227
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$80,000	12,050	3,976	(132)	8,206
Morgan Stanley Capital Services Inc.	Wells Fargo & Company	Buy	(0.73)	3/20/2014	$20,500	297	13	(203)	487
Morgan Stanley Capital Services Inc.	Yum! Brands, Inc.	Buy	(2.30)	12/20/2013	$59,000	(2,505)	(3,256)	182	569
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	630	(1,465)	–	2,095
Morgan Stanley Capital Services Inc.	People's Republic Of China	Buy	(1.00)	6/20/2016	$100,000	3,777	(1,057)	–	4,834
						$45,957	$4,285	$(10,775)	$52,448

See  accompanying notes to financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited) (continued)
As of September 30, 2011

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Written Options Open as of September 30, 2011:

Description	Strike Price	Expiration Date	Premium Received / (Paid)	Fair Value (USD)	Change in Unrealized Appreciation Prior Period (USD)	Change in Unrealized Appreciation/ (Depreciation) Current Period (USD)

Currency Options
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	110	2/28/2013	$1,338	$3	$1,325	$10
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	130	4/24/2014	4,162	13	4,126	23
Index Options
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,225	10/22/2011	1,397	10,115	–	(8,718)
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,300	11/19/2011	4,791	1,290	–	3,501
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,100	11/19/2011	7,491	15,405	–	(7,914)
			$19,179	$26,826	$5,451	$(13,098)

See  accompanying notes to financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited) (continued)
As of September 30, 2011

A Summary of derivative instruments by primary risk exposure is outlined in the following tables:

The fair value of derivative instruments as of September 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value (USD)

Asset derivatives

Credit Contracts	Swap, at fair value	$ 72,349
Foreign Exchange Contracts	Investments in purchased currency options contracts	29
Index Contracts	Investments in purchased index options contracts	42,290
Total asset derivatives		$ 114,668

Liability derivatives

Credit Contracts	Swap, at fair value	$ 7,392
Foreign Exchange Contracts	Written currency options, at fair value proceeds received	15
Index Contracts	Written index options, at fair value proceeds received	26,810
Total liability derivatives		$ 34,217

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) due to investments in derivatives for the six months ended September 30, 2011 were as follows:

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Swaps	Total

Index Contracts	$7,707	$–	$7,707
Foreign Exchange Contracts	(2,225)	–	(2,225)
Credit Contracts	–	17,484	17,484

Total	$5,482	$17,484	$22,966

Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Swaps	Total

Index Contracts	$4,515	$–	$4,515
Foreign Exchange Contracts	10,502	–	10,502
Credit Contracts	–	75,583	75,583

Total	$15,017	$75,583	$90,600

See  accompanying notes to financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Statement of Assets, Liabilities and Members’ Capital (unaudited)
As of September 30, 2011

Assets

Investments in Investment Funds, at fair value
(cost - $34,097,579)	$34,714,804
Investments in purchased options contracts (cost - $10,082)	29
Investments in purchased index options contracts (cost - $16,192)	42,290
Total Investments	34,757,123
Investments in Investment Funds paid in advance	1,300,000
Cash and cash equivalents	1,632,602
Receivable from Investment Funds sold	1,647,639
Net unrealized appreciation on credit default swaps	64,957
Due from Adviser	292,679
Other assets	12,500
Total assets	39,707,500

Liabilities

Redemptions Payable	3,164,590
Subscriptions received in advance	2,166,000
Management fee payable	109,801
Interest payable on credit default swaps	705
Directors' fee payable	7,270
Written options, at fair value (proceeds received - $5,500)	15
Written index options, at fair value (proceeds received - $13,679)	26,810
Accrued expenses and other liabilities	314,580
Total liabilities	5,789,771

Net Assets

Total net assets	$33,917,729

Members' Capital

Paid-in capital	$34,218,642
Undistributed net investment loss	(397,136)
Accumulated net realized loss on investments	(129,123)
Net unrealized appreciation on investments	225,346
Retained deficit	(300,913)
Total members' capital	$33,917,729

Net Asset Value per Unit

Net asset value per unit (337,299.992 Units outstanding)	$100.56

See  accompanying notes to financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2011

Investment Income

Interest	$111

Fund Expenses

Professional fees	250,144
Management fee	207,473
Administration services	82,640
Custody fees	14,664
Directors' fees	25,560
Offering expenses	25,000
Printing fees	25,000
Commitment fees	12,987
Other operating expenses	22,687
Total operating expenses	666,155
Interest expense	23,771
Total expenses	689,926
Less: Reimbursement from Adviser	(292,679)
Net expenses	397,247

Net investment loss	(397,136)

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized loss on Investment Funds	(158,896)
Net realized gain on Investment Funds receivable	3,840
Net realized loss on currency options	(2,225)
Net realized gain on index options	7,707
Net realized gain on credit default swaps	17,484
Net realized gain on foreign currency translations	2,967
Net change in unrealized appreciation from investments in Investment Funds	136,479
Net change in unrealized appreciation on written currency option contracts	34
Net change in unrealized depreciation on written index option contracts	(13,131)
Net change in unrealized depreciation on foreign currency translations	(1,733)
Net change in unrealized appreciation on credit default swaps	75,583
Net change in unrealized appreciation on purchased currency option contracts	10,468
Net change in unrealized appreciation on purchased index option contracts	17,646
Total net realized and unrealized gain on investments	96,223

Net decrease in members' capital resulting from operations	$(300,913)

See  accompanying notes to financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Statements of Changes in Members’ Capital

	For the Six Months Ended September 30, 2011 (unaudited)	For the Period from January 4, 2011 (inception date) to March 31, 2011
Net Increase (Decrease) in Members' Capital Resulting from Operations
Operations

Net investment loss	$(397,136)	$(163,231)
Net realized loss on Investment Funds	(158,896)	23,945
Net realized gain on Investment Funds receivable	3,840	1,153
Net realized loss on currency options	(2,225)	(3,700)
Net realized gain on index options	7,707	-
Net realized gain on credit default swaps	17,484	-
Net realized gain on foreign currency translations	2,967	(115)
Net change in unrealized appreciation/(depreciation) from investments in Investment
Funds, Currency Options, Index Options, and Credit Default Swaps	225,346	455,059
Net increase/(decrease) in members' capital resulting from operations	(300,913)	313,111

Capital Transactions

Issuance of Units	10,173,000	27,897,121
Units tendered	(4,164,590)	-
Increase in members' capital derived from capital transactions	6,008,410	27,897,121

Members' Capital

Total increase in members' capital	5,707,497	28,210,232
Beginning of period	28,210,232	-
End of period	$33,917,729	$28,210,232

See  accompanying notes to financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Statement of Cash Flows (unaudited)

Cash Used in Operating Activities

Net decrease in members' capital resulting from operations	$(300,913)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchase of investments in Investment Funds	(10,511,428)
Proceeds from the disposition of investments in Investment Funds	4,508,622
Net realized loss on investments in Investment Funds	158,896
Net realized gain on receivables of investments in Investment Funds	(3,840)
Purchase of investments in credit default swaps and options	(33,782)
Proceeds from the disposition of investments in credit default swaps and options	57,806
Net realized gain on investments in options	(5,482)
Net realized gain on investments in credit default swaps	(17,484)
Decrease in investments in Investment Funds paid in advance	900,000
Increase in Investment Funds sold receivable	(352,688)
Decrease in receivable from Adviser	44,949
Decrease in other assets	45,029
Decrease in management fee payable	(27,609)
Increase in directors fees payable	6,555
Increase in accrued expenses and other liabilities	20,465
Decrease in interest payable on credit default swaps	(289)
Net change in unrealized appreciation/(depreciation) from investments in credit default swaps and options	(90,600)
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	(136,479)
Net cash used in operating activities	(5,738,272)

Cash Provided by Financing Activities

Repayment of borrowing under credit facility	(1,000,000)
Proceeds from issuance of Units (net of increase in subscriptions received in advance of $915,000	11,088,000
Payments for tender of Units (net of increase in payable for Units tendered of $1,074,659	(3,089,931)
Net cash provided by financing activities	6,998,069

Cash and Cash Equivalents

Net increase in cash and cash equivalents	1,259,797
Cash and cash equivalents at beginning of period	372,805
Cash and cash equivalents at end of period	$1,632,602

See  accompanying notes to financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Financial Highlights

	For the Six Months Ended September 30, 2011 (unaudited)		For the Period from January 4, 2011(a) to March 31, 2011
Per unit operating performance:
(For unit outstanding throughout the period)

Net asset value per share at beginning of period	$101.17		$100.00

Income from investment operations:

Net investment loss(b)	(1.22)		(0.60)
Net realized and unrealized gain/(loss) from investments(b)	0.61		1.77
Total from investment operations	(0.61)		1.17
Members' capital per Unit at end of period	$100.56		$101.17

Total return	(0.60%	)	1.17%

Ratios to average members' capital:
Gross expenses(c) (d)	4.15%		7.28%
Expenses waived/reimbursed(c) (d)	(1.76%	)	(4.91%	)
Net expenses, included interest expense(c) (d)	2.39%		2.37%

Net expenses, excluding interest expense(c) (d)	2.25%		2.25%

Net investment loss(c) (d)	(1.81%	)	(2.37%	)

Members' capital, end of period (in thousands)	$33,918		$28,210

Portfolio turnover	14.10%		4.40%

(a) Inception date.
(b) Based on average units outstanding.
(c)	The expenses and net investment income/(loss) ratios do not include expenses of the Investment Funds in which the Fund invests.
(d) Annualized for periods less than one year.

See  accompanying notes to financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited)
September 30, 2011

1. Organization

ASGI Corbin Multi-Strategy Fund, LLC (the “Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since November 19, 2010 and commenced operations on January 4, 2011.  The Fund is the successor to an unregistered investment vehicle that commenced operations on April 1, 2007.  The Fund is a closed-end management investment company.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.  The Adviser has retained Corbin Capital Partners, L.P., a Delaware limited partnership, to act as the subadviser to the Fund (the “Subadviser”).  The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund’s investment program.

The investment objective of the Fund is to achieve a consistent return on capital, with limited correlation with equity market returns over a full market cycle, through investments in a diversified portfolio of securities and other instruments including, but not limited to, securities of United States (“U.S.”) and non-U.S. corporations, U.S. government securities, non-U.S. government securities, partnership interests, money market instruments, derivatives on securities, commodity interests including futures contracts, options, options on futures, other derivatives including swaps, forward contracts, currencies, physical commodities and other instruments.
Generally, the Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles (“Investment Funds”).  The Fund’s investments consist primarily of Investment Funds across a range of strategies, weighted toward what the Subadviser believes to be lower volatility, relative value oriented strategies.  The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures.

The Fund’s Board of Managers (the “Fund Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Valuation of investments in Investments Funds – The Fund values its investments in the Investment Funds at fair value in accordance with procedures established in good faith by the Fund Board, which value ordinarily will be the value of an interest in an Investment Fund determined by the investment manager of the Investment Fund in accordance with the policies established by the Investment Fund, absent information indicating that such value does not represent the fair value of the interest.  The Fund could reasonably expect to receive this amount from the Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund’s interests in the Investment Funds.  Furthermore, changes to the liquidity provisions of the Investment Funds may significantly impact the fair value of the Fund’s interests in the Investment Funds.  Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that a Investment Fund’s reported valuation does not represent fair value.  If it is determined that the Investments Fund’s reported valuation does not represent fair value, the Adviser may chose to make adjustments to reflect the fair value.  As of September 30, 2011, no such adjustments were deemed necessary by the Adviser.  In addition, the Fund may not have an Investment Fund’s reported valuation as of a particular fiscal period end.  In such cases, the Fund would determine the fair value of such an Investment Fund based on any relevant information available at the time.  The Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Fund.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

(b)  Income taxes – The Fund, as a limited liability company, is classified as a partnership for federal tax purpose; accordingly, no provision for federal income taxes was required.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board (“FASB”) ASC 740 (formerly FASB Interpretation No. 48), as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes.  ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements.  There were no uncertain tax positions as of September 30, 2011.

At September 30, 2011, the Fund did not have any estimated net capital loss carryforwards.

(c)  Security transactions and investment income – The Fund’s transactions are accounted for on a trade-date basis.  Realized gains and losses on the Fund transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds.  That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

(d)  Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Fund.

(e)  Foreign currency translation - The Fund does not isolate the portion of the results of operations that is due to the change in foreign currency translation from changes in the market price of investments held or sold during the period. Assets and liabilities denominated in a foreign currency are translated into the U.S. dollar equivalent using the spot foreign currency exchange rate in effect at the time of reporting. Unrealized gains and losses from such translation are included in change in unrealized depreciation from investments, derivatives, and foreign currency translation. Purchases and sales of investments and revenues and expenses denominated in foreign currencies are translated at the daily spot rates in effect at the time of the transaction.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

(f)  Options purchased - When an option is purchased, an amount equal to the premium paid is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased.  Premiums paid for the purchase of options which expire unexercised are treated by the Fund on the expiration date as realized losses.  If a purchased put option is exercised, the premium is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss.  If a purchased call option is exercised, the premium increases the cost basis of the security or foreign currency purchased by the Fund.  Options purchased on an exchange are standardized while options purchased over the counter have counterparty risk associated with them.

(g) Options written – When an option is written, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from written options which expire unexercised are treated by the Fund on the expiration date as realized gains.  If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss.  If a written put option is exercised, the premium reduces the cost basis of the security or foreign currency purchased by the Fund.

(h) Credit default swaps – The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk).  The Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection).  The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes.  Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring).  Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs.  As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.  As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.  The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty.  Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

(i)  Distributions – The Fund presently does not intend to make periodic distributions of its net income or gains, if any, to investors (the “Members”).  The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the Fund Board.

(j) Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Financial Statement.  Actual results could differ from those estimates.

(k) Fund expenses – The Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating costs also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.

(l) Expense limitation agreement – Through January 31, 2012, the Adviser has contractually agreed to waive its fees and/or reimburse the Fund for its expenses to the extent necessary to limit the total annualized expenses of the Fund (excluding the Fund’s borrowing and other investment-related costs and fees (including any underlying manager fees and expenses and the Fund’s Performance Allocation (if any)), taxes, litigation and indemnification expenses, judgments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) including, for the avoidance of doubt, the Fund’s start-up, offering and organizational expenses, to 1.00% annually of the Fund’s average net assets (2.25% annually, including the Adviser’s management fee) (the “Expense Limitation Agreement”).  In addition, the Adviser shall be permitted to recover fees and expenses it has waived or borne subsequent to the effective date of the Expense Limitation Agreement; provided, however, that the Fund is not obligated to pay any such deferred fees or expenses more than three years after the end of the fiscal year in which the fee or expense was deferred.  As of September 30, 2011, the amount subject to recoupment by January 31, 2015 was $292,679, but only if after such recoupment the Fund’s expense ratio does not exceed the percentage described above.  As of September 30, 2011, the amount of expenses reimbursable by the Adviser was $292,679.

(m)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated upon the Fund’s beginning of the month’s net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for financial statement preparation and other services.

The Bank of New York Mellon (the “Custodian”) serves as the Custodian to the Fund.  Under an agreement made between the Custodian and the Fund, the annual fee will be calculated upon the Fund’s assets under custody and paid monthly as 0.020% on assets under custody.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

3.  Investment Advisory Agreement

The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended the (“Advisers Act”).  The Adviser also serves as investment adviser to other investment funds, some of which utilize a multi-manager, multi-strategy investment approach.  Although the Adviser is registered with the CFTC as a “commodity trading adviser,” it will operate the Fund as if it was exempt from registration under CFTC Rule 4.14(a)(8).  The Fund is not required to register as a “commodity pool operator” pursuant to CFTC Rule 4.5.

Subject to policies adopted by the Fund Board and applicable law, the Adviser is responsible for appointing the Subadviser to manage the Fund’s investments, monitoring the Subadviser’s management of the Fund, and implementing the Fund’s compliance program.  Subject to the limitations set forth in the subadvisory agreement, the Adviser has the ability to restrict initial/additional investment in an Investment Fund and/or remove an Investment Fund from the portfolio, although it does not intend to use this ability to manage the portfolio or restrict the Subadviser's discretion.

The Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding Units of the Fund determined as of the last day of that month (before any repurchases of Units).  The Management Fee payable to the Adviser, a related party to the Fund, as of September 30, 2011 was $109,801.  The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

4.  Investment Fund Transactions

Purchases of Investment Funds for the period ended September 30, 2011 were $10,511,428 and proceeds from redemptions of Investment Funds for the period ended September 30, 2011 were $4,508,622.

5.  Derivative Transactions

The Fund enters into derivative contracts for risk management purposes such as to manage or hedge the Fund’s currency exchange risk, interest rate risk, credit risk and other risks.  All derivative contracts must be fully backed by cash positions and may be over-the-counter and/or exchanged traded.  Such derivative contracts may include forwards, futures, options, warrants, and/or swaps.

Forwards are a tailored contract between two parties, where payment takes place at a specific time in the future at today’s pre-determined price.  Futures are contracts to buy or sell an asset on or before a future date at a price specified today.  Options are contracts that give the owner the right, but not the obligation, to buy or sell an asset.  The price at which the sale takes place is known as the strike price, and is specified at the time the parties enter into the option.  The option contract also specifies a maturity date.  Warrants are long dated options, usually longer than one year, which are traded over the counter.  Swaps are contracts to exchange cash flows on or before a specified future date on the underlying value of currencies exchange rates, bonds/interest rates, commodities exchange, stocks or other assets.  As of September 30, 2011, the Fund has written currency options, purchased currency options, and entered into credit default swap agreements.  The counterparty for the Fund’s derivative transactions is Morgan Stanley Capital Services, Inc.

The monthly average notional of options was EUR 24,000 and JPY 20,205,000 for the period ended September 30, 2011.  The monthly average notional of credit default swaps was USD 1,789,367 and EUR 239,500 for the period ended September 30, 2011.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

The Fund’s derivatives are not considered to be hedging instruments under US GAAP and, therefore, the Fund accounts for derivatives at fair value on the Statement of Assets and Liabilities.  As of September 30, 2011, the net change in unrealized depreciation on written index option contracts recorded on the Statement of Operations was $13,131, the net change in unrealized depreciation on credit default swaps recorded on the Statement of Operations was $75,583, and the net change in unrealized appreciation on purchased option contracts was $28,114.

Transactions in options contracts for the period ended September 30, 2011 were as follows:

Currency options purchased	EUR	JPY
	Notional	Notional	Cost
Balance at April 1, 2011	192,000	98,100,000	$13,354

Options expired	(192,000)	–	(3,272)

Balance at September 30, 2011	–	98,100,000	$10,082

Currency options written	EUR	JPY	Premiums
	Notional	Notional	Received
Balance at April 1, 2011	96,000	77,895,000	$6,547

Options expired	(96,000)	–	(1,047)

Balance at September 30, 2011	–	77,895,000	$5,500

Index options purchased	Number of
	Contracts	Cost
Balance at April 1, 2011	–	$–

Options purchased	8	21,284
Options terminated in closing buy transactions	(3)	(5,039)
Options expired	(1)	(53)

Balance at September 30, 2011	4	$16,192

Index options written	Number of
	Contracts	Cost
Balance at April 1, 2011	–	$–

Options written	10	16,100
Options terminated in closing sell transactions	(1)	(527)
Options expired	(2)	(1,894)

Balance at September 30, 2011	7	$13,679

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

6.  Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, and in depth conference calls and site visits with the Investment Fund’s Portfolio Manager.

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets at September 30, 2011.

The following table summarizes the Fund’s investments in the Investment Funds as of September 30, 2011, none of which were related parties.  The Fund indirectly bears fees and expenses as an investor in the Investment Funds.  Each investment of each Investment Fund will pay the investment manager of the Investment Fund a management fee.  The fee rate will vary and is expected to range from 1.0% to 2.5% per annum of the net asset value of that Investment Fund. Additionally, the investment manager of the Investment Fund will generally receive an incentive allocation from each investment equal to 10% to 25% of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

Investment Fund	% of Investment Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Redemptions Permitted
683 Capital Partners LP	1.6	$554,772	$(45,228)	$–	Quarterly
Anchorage Capital Partners LP	4.4	1,544,463	(129,963)	–	Annually
Anchorage Short Credit Fund LP	1.7	591,858	118,365	–	Monthly
Archer Capital Fund LP	0.2	57,563	(2,750)	(26)	In Liquidation
Archer SPE I LLC	0.3	88,303	(1,199)	–	In Liquidation
Axial Capital Institutional LP	0.0	–	70,918	(69,951)	Semi-Annually
BlueCrest Capital LP	5.5	1,917,323	40,400	–	Quarterly
Brevan Howard Asia Fund LP	3.4	1,181,113	43,920	16,466	Monthly
Brevan Howard LP	5.1	1,776,574	143,553	–	Monthly
Brigade Leveraged Capital Structures Fund LP	0.0	–	(46,470)	39,878	Quarterly
Cadian Fund LP	3.6	1,238,470	38,470	–	Quarterly
COMAC Global Macro Fund LP	4.3	1,489,620	128,095	–	Monthly
CQS ABS Feeder Fund Ltd	3.4	1,201,962	17,866	–	Quarterly
D. E. Shaw Composite Fund LLC	0.3	114,815	8,534	(4,309)	In Liquidation
D. E. Shaw Oculus Fund LLC	3.3	1,158,577	117,362	–	Quarterly
Davidson Kempner Partners	3.5	1,209,573	(44,289)	–	Semi-Annually
Drawbridge Special Opportunities Fund LP	5.0	1,748,532	25,086	–	Annually
Expo Health Sciences Fund LP	3.3	1,145,297	(168,645)	–	Quarterly
Garrison Special Opportunities Fund LP	4.1	1,411,392	(82,480)	–	Annually
Halcyon Structured Opportunities Fund LP	0.1	47,036	(13,663)	13,284	In Liquidation
Jet Capital Concentrated Fund LP	4.6	1,610,900	(68,868)	–	Monthly
JHL Capital Group Fund LLC	2.1	717,405	(182,595)	–	Quarterly
Marble Arch QP Partners LP	4.2	1,442,282	50,548	–	Semi-Annually
Mariner-Tricadia Credit Strategies Fund LP	4.7	1,615,082	(130,745)	16,184	Quarterly
Pelham Long/Short Fund LP	2.8	986,578	(13,422)	–	Monthly
Perella Weinberg Partners Asset Based Value Fund LP	5.5	1,905,266	84,141	–	Quarterly
Pine River Fixed Income Fund LP	3.4	1,175,107	(24,893)	–	Quarterly
QVT Associates II Holdings Ltd	0.2	73,634	(2,705)	624	In Liquidation
QVT Associates II LP	1.0	348,174	(13,843)	2,610	Quarterly
Saba Capital Partners LP	3.9	1,338,770	62,010	–	Quarterly
Silver Lake Credit Fund LP	4.2	1,458,292	58,292	–	Semi-Annually
Soundpost Capital LP	0.0	–	118,520	(187,603)	Quarterly
SRS Partners US LP	4.3	1,507,526	7,526	–	Quarterly
TPG-Axon Partners LP	0.3	110,488	(13,580)	13,947	In Liquidation
Tyticus Overseas Partners II Ltd	0.3	98,291	6,787	–	In Liquidation
WCG Partners LP	3.3	1,131,242	62,900	–	Quarterly
Wexford Spectrum Fund LP	2.1	718,524	(81,476)	–	Quarterly
Total Investments in Investment Funds	100.0%	$34,714,804	$136,479	$(158,896)

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of September 30, 2011.

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment managers in this strategy usually employ a low to moderate degree of leverage.

Multi-Strategy Opportunistic strategies generally involve investment managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage).  Capital is opportunistically allocated as such investment managers perceive each strategy’s opportunity set changing with market conditions.

Event Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities.  Investment managers utilizing macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.  Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Credit strategies generally involve investment managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Investment managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments.  The use of leverage varies considerably.  Investment managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage.  Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the investment managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund.  Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Investment Funds.  The Fund had no unfunded capital commitments as of September 30, 2011.

7.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund has the ability to redeem its investment within 90 days of fiscal year end by providing redemption notice within 90 days of fiscal year end. All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's members' capital as of September 30, 2011 is as follows:

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

		Level 1	Level 2	Level 3
	Total Fair Value at	Quoted	Other Significant	Significant
Description	September 30, 2011	Prices	Observable Inputs	Unobservable Inputs
Other Financial Instruments
Assets
Purchased Options	$42,319	$–	$42,319	$–
Credit Default Swaps	72,349	–	72,349	–
Liabilities
Written Options	(26,825)	–	(26,825)	–
Credit Default Swaps	(7,392)	–	(7,392)	–
Investment Funds
Event Driven/Distressed	11,673,178	–	5,622,156	6,051,022
Global Macro	5,676,840	–	2,945,580	2,731,260
Long/Short Equity	8,421,342	–	488,969	7,932,373
Relative Value	8,943,444	–	7,231,714	1,711,730
Total Investments	$34,795,255	$–	$16,368,870	$18,426,385

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Investment Funds

Balance, as of April 1, 2011	$6,697,352
Realized gain (loss)	24,977
Change in unrealized appreciation/(depreciation)	(295,861)
Purchases	9,886,428
(Sales)	(515,152)
Net transfers in/(out) of Level 3	2,628,641
Balance, as of September 30, 2011	$18,426,385

There were no transfers between Level 1 and Level 2 investments for the period ended September 30, 2011.  The net change in unrealized depreciation on Level 3 investments in Investment Funds still held as of September 30, 2011 was $295,861.

8.  Capital Share Transactions

The Fund intends to accept initial and additional subscriptions for Units on Subscription Dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant net asset value per Unit of the Fund as of the end of the last calendar day of the prior month. The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Fund may from time to time offer to repurchase Units pursuant to written tenders by Members. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion.

As of December 31, 2010 certain investors in the Audubon Partners, LP fund elected to tender their position in the Audubon Partners, LP fund instead of becoming investors in the Fund.  For the six months ended September 30, 2011, the Fund paid $2,089,931 for Units tendered from Audubon Partners, LP.  As of September 30, 2011, there was no payable for Units tendered from Audubon Partners, LP.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

For the period ended September 30, 2011, transactions in the Fund's Units were as follows:

Subscriptions		Tenders
(in Units)	Subscriptions	(in Units)	Tenders

99,712.644	$10,173,000	(41,252.279)	$(4,164,590)

9.  Related Parties

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions.  There were no transactions with related parties other than those in the normal course of business.  The Adviser and the Fund Board are deemed to be related to the Fund.  Fees incurred with related parties during the year are disclosed in the Statement of Operations.  Amounts payable to the Adviser at September 30, 2011 are disclosed in Note 3.  As of September 30, 2011, the amounts payable to the Fund Board is $7,270.  As of September 30, 2011, 48.40% of the Fund was held by affiliates of the Subadviser.

10.  Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred.  However, based on the Adviser and Subadviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

11.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

12.  Line of Credit Arrangements

The Fund maintains a committed, secured line of credit with Société Générale.  The facility had the following terms: (a) interest rate of applicable LIBOR rate plus 1.75% per annum, (b) a commitment fee of 0.80% per annum of the unborrowed commitment amount, and (c) a committed amount of $4,000,000.

Through September 30, 2011, the Fund had weighted average borrowings of $778,962.  The interest rate on borrowings for the period ended September 30, 2011 was 2.00%.  As of September 30, 2011, there was no outstanding balance under the line of credit facility.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (unaudited) (continued)
September 30, 2011

Commitment fees of $12,987 were expensed and are included in the accompanying statement of operations.  Commitment fees payable as of September 30, 2011 were $2,667.

The Fund is required to meet certain financial covenants, such as limiting the amount of debt, as defined in the line of credit facility, to be the lesser of (a) 30% of the Fund’s members’ capital and (b) 100% of the Fund’s members’ capital minus the capital-at-risk as defined in the line of credit facility.

13.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date of financial statement issuance.

Subsequent to period end, the Fund received additional capital contributions of $961,000.

On October 17, 2011 the Fund received an exemption from the Securities and Exchange Commission to allow multiple share classes within the Fund.  Class A shares of the Fund will charge a placement fee up to 2.00% as well as a 0.75% distribution fee after an initial 12-month period while Class I shares will not charge a placement fee or a distribution fee.  All shares of the Fund have been issued in a single class since inception, which are identical to Class I shares in terms of rights accorded and fees borne and will be automatically converted to, and designated as, Class I shares.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited)

Nature, Extent and Quality of Services

The Fund Board reviewed and considered the nature and extent of the investment advisory and subadvisory services to be provided by the Adviser and the Subadviser to the Fund under the Agreements, including the selection of securities, allocation of the Fund’s assets among, and monitoring performance of, underlying funds, evaluation of risk exposure of underlying funds and reputation, and experience of underlying funds’ managers, management of short-term cash and operations of underlying funds, and day-to-day portfolio management and general due diligence examination of underlying funds before and after committing assets of the Fund for investment. The Fund Board also reviewed and considered the nature and extent of the non-advisory and administrative services to be provided by the Adviser, including, among other things, providing to the Fund office facilities, equipment, and personnel. The Fund Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser and Subadviser who would provide the investment advisory and administrative services to the Fund. The Fund Board determined that the Adviser’s and Subadviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Fund Board also took into account the Adviser’s and the Subadviser’s compliance policies and procedures, including the procedures used to determine the fair value of the Fund’s assets. The Fund Board concluded that the overall quality of the proposed advisory and administrative services was satisfactory.

The Fund Board reviewed the performance of other similarly situated funds based on information provided by the Adviser.  The Fund Board reviewed the proposed advisory and subadvisory fee rates and anticipated total expense ratio of the Fund. The Fund Board compared the proposed advisory fee, subadvisory fee and total expense ratio for the Fund with various comparative data, including a report prepared by the Adviser comparing the proposed fees payable by the fund to those payable by other comparable funds. The Fund Board noted that the proposed fees payable to the Adviser and the Subadviser were comparable to the fees payable to the advisers and subadvisers of other similarly situated funds. The Fund Board concluded that the advisory fee, subadvisory fee and total expense ratio of the Fund were reasonable and satisfactory in light of the anticipated services to be provided.

Economies of Scale

The Fund Board considered the Fund’s advisory fee of 1.25% and concluded that the fee was reasonable and satisfactory in light of the services to be provided and the anticipated size of the Fund. The Fund Board also determined that, given the anticipated relative size of the Fund, economies of scale were not likely to be present or were not anticipated to be a significant factor at this time.

Anticipated Profitability of Advisers and Affiliates

The Fund Board considered and reviewed information concerning the anticipated costs to be incurred and profits to be realized by the Adviser and its affiliates, and the Subadviser based on their relationship with the Fund.  Based on the review of the information they received, the Fund Board concluded that the anticipated profits to be earned, if any, by the Adviser and its affiliates, and the Subadviser, were reasonable.

General Conclusion

Based on its consideration of all factors that it deemed material, the Fund Board concluded it would be in the best interest of the Fund and its anticipated Unit holders to approve the Agreements as proposed.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

The Board of Managers of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The managers of the Fund Board (“Managers”) are not required to hold Interests in the Fund. A majority of the Managers are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Managers”). The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Manager who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

Managers

Name and Age(1)	Position(s) with the Funds	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years

Adam Taback* Age: 40	Manager, President	Since 2010	President, Alternative Strategies Group, Inc., since 2001; President, Wells Fargo Alternative Asset Management, LLC, since 2011; President, Alternative Strategies Brokerage Services, Inc., since 2010	8
Trustee, ASGI Agility Income Fund, since 2010; Chairman of the Board of Managers, ASGI  Corbin Multi-Strategy  Fund, LLC, since 2010;  Chairman of the Board of Managers , ASGI Aurora Opportunities  Fund LLC, since 2010; Chairman of the Board of Managers, Wells Fargo Multi-Strategy 100 Fund Complex (five portfolios), since 2011.

James Dean Age: 55	Manager	Since 2010	Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998	3	Manager, ASGI Aurora Opportunities Fund LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

James Dunn Age: 38	Manager	Since 2010	Vice President, Chief Investment Officer, Wake Forest University, since 2009; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	3	Manager, ASGI Aurora Opportunities Fund LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) with the Funds	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years

Stephen Golding Age: 62	Manager	Since 2010	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010.	3	Trustee, Washington College, since 2003; Manager, ASGI Aurora Opportunities Fund LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.
James Hille Age: 49	Manager	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Texas Teachers, 1995-2006.	3
Trustee, Employees Retirement System of Fort Worth, since 2007; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Trinity Valley School, since 2009; Board Member, Investment Advisory Committee of Employee Retirement System of Texas, since 2011;  Manager, ASGI Aurora Opportunities Fund LLC, since 2010; Member of Board of Managers, ASGI  Corbin Multi-Strategy  Fund, LLC, since 2010.

Jonathan Hook Age: 53	Manager	Since 2010	Vice President, Chief Investment Officer, The Ohio State University, since 2008; Chief Investment Officer, Baylor University, 2001- 2008.	3
Manager, ASGI Aurora Opportunities Fund LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

Dennis Schmal Age: 64	Manager	Since 2011	Self-employed; Board Director and Consultant.	8
Member of the Board of Managers, Wells Fargo Multi-Strategy 100 Fund Complex (five portfolios), since 2008, Director of Grail Advisors ETF Trust (5 Funds) since 2009, Director of the Asset Mark mutual funds (13 Funds) since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.

*     Indicates an Interested Manager.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

(1)	As of September 30, 2011.

(2)
Each Trustee serves until death, retirement, resignation or removal from the Board.  Any Trustee may be removed, with or without cause, at any meeting of the Shareholders by a vote of Shareholders owning at least two-thirds of the outstanding Shares.

(3)
The “Fund Complex” is currently comprised of eight closed-end registered investment companies.  Three of such companies are currently advised by the Adviser.  The other five investment companies comprise a master feeder structure (four feeders funds, one master fund) and an affiliate of the Adviser serves as adviser to the master fund (the “Master Fund”).  Investors in the feeder funds and the Master Fund have approved the appointment of the Adviser as investment adviser to the Master Fund in place of its existing adviser.  Investors at such meetings have also approved the appointment of Messrs. Dean, Dunn, Golding, Hille and Hook and the re-appointment of Messrs. Taback and Schmal as members of the Board of Managers of the feeder funds and the Master Fund.

Principal Officers who are not Managers:

Name and Age(1)	Position(s) with the Funds	Length of Time Served(2)	Principal Occupation During Past Five Years

Michael Roman Age: 31	Treasurer	Since 2010
Treasurer, Wells Fargo Alternative Asset Management, LLC, since 2011; Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc; 2003-2006.

Britta Patterson Age: 36	Secretary	Since 2010	Director, Chief Administrative Officer, Alternative Strategies Group, Inc., since 2005.

Lloyd Lipsett Age: 46	Assistant Secretary	Since 2010	Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.

Ankit Patel Age: 31	Assistant Treasurer	Since 2010	Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2008; Account Manager, State Street Corporation, 2006-2007; Senior Fund Accountant, State Street Corporation, 2005-2006.

Doretta Dunegan Age: 54	Chief Compliance Officer, Secretary	Since August 1, 2011
Chief Compliance Officer of Wells Fargo Alternative Asset Management, LLC,  since 2005; Chief Compliance Officer of Alternative Strategies Group, Inc., since 2011; Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; Chief Compliance Officer of Nelson Capital Management, LLC from 2005 to 2009.

Yukari Nakano Age: 59	Chief Operating Officer	Since 2010	Chief Operating Officer, Wells Fargo Alternative Asset Management, LLC, since 2011; Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

(1)	As of September 30, 2011.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (886) 440-7460 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           ASGI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*                    /s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date                                                        December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date                                                         December 8, 2011

By (Signature and Title)*                    /s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date                                                        December 8, 2011

* Print the name and title of each signing officer under his or her signature.